Document and Entity Information	Jan. 08, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	ORACLE CORP
Amendment Flag	true
Entity Central Index Key	0001341439
Document Type	8-K/A
Document Period End Date	Jan. 08, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-35992
Entity Tax Identification Number	54-2185193
Entity Address, Address Line One	2300 Oracle Way
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78741
City Area Code	(737)
Local Phone Number	867-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On January 13, 2025, Oracle Corporation (“Oracle”) filed a Current Report on Form 8-K (the “Original Form 8-K”) announcing that Edward Screven, Executive Vice President, Chief Corporate Architect, was retiring from Oracle by the end of February 2025. The Original Form 8-K is being amended to disclose the intention for Mr. Screven to remain employed by Oracle on a part-time basis.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ORCL
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% senior notes due July 2025
Security Exchange Name	NYSE